Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative
Outstanding Interest Rate Derivatives
As of December 31, 2017, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest rate cap	1	$25,000,000
Interest rate swaps	10	$550,000,000

Effect of Derivative Instruments on Consolidated Statement of Operations
The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015, respectively (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)			Location of Gain (Loss) Recognized in Earnings on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Interest Expense (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Year ended December 31,	2017	2016	2015		2017	2016	2015		2017	2016	2015
Interest rate contracts	$319	$(1,500)	$(8,306)	Interest expense	$(730)	$(4,364)	$(7,064)	Interest expense	$197	$(54)	$(100)

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Earnings on Derivative
For the year ended December 31,		2017	2016	2015

Interest rate products	Interest expense	$—	$—	$(3)
Preferred stock embedded derivative	Non-operating income	8,807	—	—
Total derivatives not designated as hedging instruments		$8,807	$—	$(3)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The chart below reflects the change in the balance for the years ended December 31, 2017, 2016, and 2015 (in thousands):

Changes in Accumulated Other Comprehensive Income (Loss) from Cash Flow Hedges by Component
	Affected Line Item in the Consolidated Statements of Operations
		2017	2016	2015
Beginning balance		$1,144	$(1,589)	$(412)
Other comprehensive income (loss) before reclassifications		319	(1,500)	(8,306)
Amounts reclassified from Accumulated other comprehensive income (interest rate contracts)	Interest expense	730	4,364	7,064
Net current period other comprehensive (income) loss attributable to noncontrolling interests		(36)	(131)	65
Net current period other comprehensive income (loss) attributable to MAA		1,013	2,733	(1,177)
Ending balance		$2,157	$1,144	$(1,589)